Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000101068_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000101068_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000101068_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,015
C000101068_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,145
C000101068_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,627
C000101068_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,376
C000101068_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,079
C000101068_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,826
C000101068_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,367
C000101068_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,628
C000101068_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,454
C000101068_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,377
C000222143_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Emerging Markets Debt Local Currency Central Fund
C000222143_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000222143_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,974
C000222143_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,035
C000222143_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,250
C000222143_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,474
C000222143_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,220
C000222143_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
C000222143_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000222143_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,959
C000222143_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000222143_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,832
C000222143_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,953
C000222143_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,716
C000101068_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Emerging Markets Debt Central Fund
C000101068_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101068_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,650
C000101068_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,930
C000101068_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,346
C000101068_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,640
C000101068_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,242
C000101068_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,258
C000101068_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,622
C000101068_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,999
C000101068_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,129
C000101068_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,975
C000101068_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index
C000101068_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101068_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,019
C000101068_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,046
C000101068_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,491
C000101068_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,118
C000101068_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,974
C000101068_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,743
C000101068_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,648
C000101068_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,735
C000101068_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,574
C000101068_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,083
C000101068_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index
C000101068_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101068_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,017
C000101068_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,944
C000101068_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,621
C000101068_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,183
C000101068_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,045
C000101068_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,863
C000101068_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,700
C000101068_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,791
C000101068_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,634
C000101068_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 15,150